TAXATION - Schedule of Components of Income Tax Expense (Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	¥ 13,300		¥ 25,413	¥ 19,404
Deferred income tax	(30,020)	$ (4,312)	(13,067)	(22,735)
Income Tax Expense (Benefit)	¥ (16,720)	$ (2,402)	¥ 12,346	¥ (3,331)